OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

	December 31, 2011	Weighted average amortization period	December 31, 2010	Weighted average amortization period

Cost:

Backlog	$27	-	$29	-
Technology	226	-	226	-
Brand name	670	4.1	722	5.1
Customer list	2,450	2.5	2,483	3.5

	3,373		3,460

Accumulated amortization and depreciation:

Backlog	27		29
Technology	226		226
Brand name	411		259
Customer list	2,169		1,434

	2,833		1,948

Amortized cost	$540		$1,512

Intangible assets are amortized based on the straight line method for their remaining useful life.

Amortization expenses amounted to $ 931 (including impairment of $ 555 regarding the customer list and brand name), $ 369 and $ 397 for the years ended December 31, 2011, 2010 and 2009, respectively.

Estimated amortization expenses for the years ended:

December 31,

2012	$180
2013	180
2014	110
2015	63
2016	47

$540